11. Stockholders Deficit	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Equity [Abstract]
Stockholders Deficit

Preferred Stock

As of September 30, 2017, the Company has 100,000,000 preferred shares authorized, having a par value of $.001 per share.

Of the preferred shares authorized, 5,000,000 have been designated as Series A preferred shares, 15,000,000 have been designated as Series B preferred shares, and 40,000,000 have been designated as Series C preferred shares. The rights and privileges of the Series A shares consist of super voting rights at 200 votes per share held, conversion rights on a one-to-one basis with common stock, and a liquidation preference as described below. The rights and privileges of the Series B shares consist of voting rights equal to one vote per share held, conversion rights equal to Series A and a liquidation preference as described below. The Series C shares are entitled to one vote per share held, will pay no dividend, are each convertible into four (4) shares of common stock, and have a liquidation preference junior to the Series A and B Preferred Stock. No Series C shares had been issued as of September 30, 2017.

Upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, before any distribution or payment shall be made to the holders of any common stock or Series B and Series C preferred stock liquidation preference, the holders of the Series A preferred stock shall be entitled to be paid out of the assets of the Company an amount per share of Series A Preferred Stock equal to the product of (i) the original amount paid by the holder thereof for each share of Series A Preferred Stock owned by such holder as of the effective date of such liquidation, multiplied by (ii) the number of shares of Series A Preferred Stock owned of record by such holder as of the liquidation date (as adjusted for any combinations, splits, recapitalization and the like with respect to such shares). Series B preferred stock is next in liquidation preference after the Series A preferred stock, and is computed consistently with the formula above for the Series A preferred stock. Series C preferred stock is next in liquidation preference after the Series B preferred stock, and is computed consistently with the formula above for the Series A preferred stock.

Common Stock

The Company recently increased its authorized number of shares of common stock available for future issuance in order to have shares available for a variety of corporate purposes including the conversion to common stock of outstanding convertible notes. The Company’s Articles of Incorporation previously authorized it to issue up to 500,000,000 shares of common stock, par value $.001 per share. In October 2017, the Company increased the authorized shares of its common stock to 2 billion.

As of June 30, 2017, the Company was authorized to issue 500,000,000 shares of common stock and 100,000,000 shares of preferred stock. At such time, assuming all of the rights and obligations to issue approximately 556,000,000 shares of common stock under convertible notes, warrants and stock options became due as of June 30, 2017, the Company would not have sufficient authorized common shares to fulfill such obligations. On October 11, 2017, the Company increased the authorized shares of common stock to 2 billion.

Preferred Stock

As of June 30, 2017, the Company has 100,000,000 preferred shares authorized, having a par value of $.001 per share.

Of the preferred shares authorized, 5,000,000 have been designated as Series A preferred shares, 15,000,000 have been designated as Series B preferred shares, and 40,000,000 have been designated as Series C preferred shares. The rights and privileges of the Series A shares consist of super voting rights at 200 votes per share held, conversion rights on a one-to-one basis with common stock, and liquidation preference as described below. The rights and privileges of the Series B shares consist of voting rights equal to one vote per share held, conversion rights equal to Series A and liquidation preference as described below. The Series C shares are entitled to one vote per share held, will pay no dividend, are each convertible into four (4) shares of common stock, and have a liquidation preference junior to the Series A and B Preferred Stock. No Series C shares had been issued as of June 30, 2017.

Upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, before any distribution or payment shall be made to the holders of any common stock or Series B and Series C preferred stock liquidation preference, the holders of the Series A preferred stock shall be entitled to be paid out of the assets of the Company an amount per share of Series A Preferred Stock equal to the product of (i) the original amount paid by the holder thereof for each share of Series A Preferred Stock owned by such holder as of the effective date of such liquidation, multiplied by (ii) the number of shares of Series A Preferred Stock owned of record by such holder as of the liquidation date (as adjusted for any combinations, splits, recapitalization and the like with respect to such shares). Series B preferred stock is next in liquidation preference after the Series A preferred stock, and is computed consistently with the formula above for the Series A preferred stock. Series C preferred stock is next in liquidation preference after the Series B preferred stock, and is computed consistently with the formula above for the Series B preferred stock.

During fiscal 2017, the Company issued 2,000,000 shares of Series B Preferred Stock to its primary convertible noteholder.

Common Stock

The Company recently increased its authorized number of shares of common stock available for future issuance in order to have shares available for a variety of corporate purposes including the conversion to common stock of outstanding convertible notes. The Company’s Articles of Incorporation previously authorized it to issue up to 500,000,000 shares of common stock, par value $.001 per share. The Company does not propose to increase our authorized preferred stock, which will remain unchanged. In October 2017, the Company increased the authorized shares of its common stock to 2 billion.

During fiscal 2016, the Company issued the following shares of common stock:

·	5,000,000 shares of common stock in connection with an asset purchase agreement issued to a related party for the purchase of advertising trade credit.

Warrants

There were no warrants issued to purchase common stock during the years ended June 30, 2017, 2016 and 2015.

A summary of the status of the warrants for the years ended June 30, 2017, 2016 and 2015 is as follows:

	Warrants	Weighted Average Exercise Price	Weighted Average Contractual Term (years)
Outstanding June 30, 2014	3,172,184	$0.018	2.1
Granted	–	–
Exercised	–	–
Forfeited	–	–
Outstanding June 30, 2015	3,172,184	$0.018	1.1
Granted	–	–
Exercised	–	–
Forfeited	(2,067,184)	0.015
Outstanding June 30, 2016	1,105,000	$0.025	0.7
Granted	–	–
Exercised	–	–
Forfeited	(425,000)	–
Outstanding June 30, 2017	680,000	$0.025	0.1

Options

On September 21, 2012, the Company granted 20,000,000 stock options to directors and officers of the Company, pursuant to the stock option plan established by the Company. One fourth of the options vested immediately, with one quarter vesting on each anniversary thereafter. The options are exercisable at $0.007 per share and have a ten-year contractual life. The grant date fair value of these options was determined to be $140,000 at the date of grant using the Black-Scholes option pricing model. Stock option expense related to these options was approximately $7,292 for the year ended June 30, 2015. There was no remaining unrecognized expense associated with the issuance of stock options for the years ended June 30, 2017 and 2016.

Stock option activity for the years ended June 30, 2017, 2016 and 2015 is summarized as follows:

	Options	Weighted Average Exercise Price	Weighted Average Contractual Term (years)	Aggregate Intrinsic Value
Outstanding June 30, 2014	20,000,000	$0.02	7.0	$–
Granted	–	–
Exercised	–	–
Expired	–	–
Outstanding June 30, 2015	20,000,000	$0.02	6.0	$–
Granted	–	–
Exercised	–	–
Expired	–	–
Outstanding June 30, 2016	20,000,000	$0.02	5.0	$–
Granted	–	–
Exercised	–	–
Expired	–	–
Outstanding June 30, 2017	20,000,000	$0.02	4.0	$–
Exercisable and vested at June 30, 2017	20,000,000	$0.02	4.0	$–